UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Franklin International Equity Fund
Class A [LMEAX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$139	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin International Equity Fund returned 23.66%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.
Franklin International Equity Fund	PAGE 1	7193-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	23.66	8.37	5.52
Class A (with sales charge)	16.85	7.09	4.90
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
*	Does not include derivatives, except purchased options, if any.
Franklin International Equity Fund	PAGE 2	7193-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Equity Fund	PAGE 3	7193-ATSR-1124

Franklin International Equity Fund
Class C [LMGEX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$232	2.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin International Equity Fund returned 22.61%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.
Franklin International Equity Fund	PAGE 1	7080-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	22.61	7.49	4.70
Class C (with sales charge)	21.61	7.49	4.70
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
*	Does not include derivatives, except purchased options, if any.
Franklin International Equity Fund	PAGE 2	7080-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Equity Fund	PAGE 3	7080-ATSR-1124

Franklin International Equity Fund
Class FI [LGFEX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$143	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class FI shares of Franklin International Equity Fund returned 23.62%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.
Franklin International Equity Fund	PAGE 1	7139-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class FI	23.62	8.33	5.48
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
*	Does not include derivatives, except purchased options, if any.
Franklin International Equity Fund	PAGE 2	7139-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Equity Fund	PAGE 3	7139-ATSR-1124

Franklin International Equity Fund
Class R [LMIRX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$175	1.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Franklin International Equity Fund returned 23.24%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.
Franklin International Equity Fund	PAGE 1	7263-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	23.24	8.01	5.20
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
*	Does not include derivatives, except purchased options, if any.
Franklin International Equity Fund	PAGE 2	7263-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Equity Fund	PAGE 3	7263-ATSR-1124

Franklin International Equity Fund
Class I [LGIEX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$109	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class I shares of Franklin International Equity Fund returned 23.98%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.
Franklin International Equity Fund	PAGE 1	7350-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class I	23.98	8.66	5.83
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
*	Does not include derivatives, except purchased options, if any.
Franklin International Equity Fund	PAGE 2	7350-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Equity Fund	PAGE 3	7350-ATSR-1124

Franklin International Equity Fund
Class IS [LIESX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin International Equity Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$99	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class IS shares of Franklin International Equity Fund returned 24.14%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the Japanese industrials sector was the leading contributor to relative performance, including an overweighting in Mitsubishi Heavy Industries, a manufacturer of heavy machinery, which had a triple-digit return for the period.

↑	Stock selection results in European banks contributed, including an overweight to UniCredit SpA which was the leading contributor at the security level.
↑	Stock selection in Japanese consumer staples.

Top detractors from performance:
↓
Stock selection in Australia, New Zealand and Canada was the leading detractor from relative performance. An underweighting in the Commonwealth Bank of Australia hurt performance as the security was a meaningful outperformer in the benchmark.

↓	Stock selection in U.K industrials detracted from relative performance, where the impact of underweighting Rolls Royce was particularly negative.
↓	Stock selection in European health care.
Use of derivatives and the impact on performance:
The Fund used futures to manage cash flows which modestly detracted from performance.
Franklin International Equity Fund	PAGE 1	7270-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class IS	24.14	8.77	5.94
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.22
MSCI EAFE Index-NR	24.77	8.20	5.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$252,582,363
Total Number of Portfolio Holdings*	193
Total Management Fee Paid	$1,651,877
Portfolio Turnover Rate	63%
*	Does not include derivatives, except purchased options, if any.
Franklin International Equity Fund	PAGE 2	7270-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin International Equity Fund	PAGE 3	7270-ATSR-1124

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2023 and September 30, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $248,591 in September 30, 2023 and $153,848 in September 30, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2023 and $0 in September 30, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $60,750 in September 30, 2023 and $39,750 in September 30, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by to the service affiliates during the Reporting Periods that required pre-approval by the Audit Auditors Committee.

(d) All Other Fees. The aggregate fees for other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in September 30, 2023 and $0 in September 30, 2024, other than the services reported in paragraphs (a) through (c) of this item for the Legg Mason Global Asset Management Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Global Asset Management Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Global Asset Management Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Global Asset Management Trust during the reporting period were $1,161,270 in September 30, 2023 and $1,137,291 in September 30, 2024.

(h) Yes. Legg Mason Global Asset Management Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Global Asset Management Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Thomas F. Schlafly

* Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
International Equity Fund
Financial Statements and Other Important Information
Annual  | September 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
September 30, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.9%
Communication Services — 5.0%
Diversified Telecommunication Services — 2.3%
Deutsche Telekom AG, Registered Shares	89,569	$2,630,575 (a)
Koninklijke KPN NV	260,345	1,063,323 (a)
Telefonica SA	243,079	1,189,164 (a)
Telenor ASA	65,979	844,045
Total Diversified Telecommunication Services		5,727,107
Entertainment — 1.7%
Konami Group Corp.	13,600	1,386,908 (a)
NetEase Inc.	28,800	537,976 (a)
Nintendo Co. Ltd.	22,900	1,224,037 (a)
Sea Ltd., ADR	13,129	1,237,802 *
Total Entertainment		4,386,723
Interactive Media & Services — 0.6%
Auto Trader Group PLC	103,636	1,204,787 (a)
Kakaku.com Inc.	21,000	365,552 (a)
Total Interactive Media & Services		1,570,339
Media — 0.4%
Publicis Groupe SA	8,450	924,737 (a)

Total Communication Services		12,608,906
Consumer Discretionary — 10.7%
Automobile Components — 0.3%
Cie Generale des Etablissements Michelin SCA	19,620	796,833 (a)
Automobiles — 1.9%
Isuzu Motors Ltd.	51,000	695,394 (a)
Kia Corp.	9,168	698,104 (a)
Mazda Motor Corp.	110,100	841,223 (a)
Subaru Corp.	44,500	787,256 (a)
Toyota Motor Corp.	101,400	1,822,565 (a)
Total Automobiles		4,844,542
Broadline Retail — 1.4%
Dollarama Inc.	8,000	819,490
Next PLC	11,769	1,541,698 (a)
Rakuten Group Inc.	160,300	1,034,321 *(a)
Total Broadline Retail		3,395,509
Diversified Consumer Services — 0.3%
Pearson PLC	52,090	708,132 (a)
Hotels, Restaurants & Leisure — 1.5%
Aristocrat Leisure Ltd.	30,373	1,226,295 (a)
InterContinental Hotels Group PLC	11,025	1,200,625 (a)
See Notes to Financial Statements.
Franklin International Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
La Francaise des Jeux SAEM	13,890	$571,567 (a)
Sodexo SA	10,220	837,871
Total Hotels, Restaurants & Leisure		3,836,358
Household Durables — 0.1%
Sony Group Corp.	15,500	301,128 (a)
Specialty Retail — 0.9%
Industria de Diseno Textil SA	28,443	1,684,579 (a)
JD Sports Fashion PLC	316,232	652,052 (a)
Total Specialty Retail		2,336,631
Textiles, Apparel & Luxury Goods — 4.3%
adidas AG	5,026	1,331,823 (a)
Asics Corp.	49,500	1,039,903 (a)
Canada Goose Holdings Inc.	71,376	894,014 *
Cie Financiere Richemont SA, Registered Shares	11,024	1,750,658 (a)
Hermes International SCA	854	2,102,853 (a)
LVMH Moet Hennessy Louis Vuitton SE	2,351	1,802,926 (a)
Pandora A/S	10,767	1,774,596 (a)
Total Textiles, Apparel & Luxury Goods		10,696,773

Total Consumer Discretionary		26,915,906
Consumer Staples — 8.7%
Beverages — 0.7%
Coca-Cola HBC AG	33,165	1,182,407 (a)
Kirin Holdings Co. Ltd.	37,200	566,923 (a)
Total Beverages		1,749,330
Consumer Staples Distribution & Retail — 3.1%
Carrefour SA	42,688	727,893 (a)
Empire Co. Ltd., Class A Shares	38,400	1,173,479
George Weston Ltd.	5,533	928,678
Koninklijke Ahold Delhaize NV	50,349	1,739,107
Loblaw Cos. Ltd.	6,653	885,853
Marks & Spencer Group PLC	219,931	1,097,556 (a)
Tesco PLC	295,167	1,417,188 (a)
Total Consumer Staples Distribution & Retail		7,969,754
Food Products — 2.1%
Associated British Foods PLC	24,190	756,003 (a)
Nestle SA, Registered Shares	26,364	2,649,383 (a)
Salmar ASA	12,464	653,734
WH Group Ltd.	1,552,000	1,222,354 (a)
Total Food Products		5,281,474
See Notes to Financial Statements.

Franklin International Equity Fund 2024 Annual Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — 2.2%
Kao Corp.	24,800	$1,225,780 (a)
L’Oreal SA	4,589	2,058,336 (a)
Unilever PLC, LSE	35,361	2,292,570 (a)
Total Personal Care Products		5,576,686
Tobacco — 0.6%
Japan Tobacco Inc.	52,300	1,525,003 (a)

Total Consumer Staples		22,102,247
Energy — 3.4%
Oil, Gas & Consumable Fuels — 3.4%
BP PLC	163,950	855,088 (a)
ENEOS Holdings Inc.	186,300	1,020,023 (a)
Idemitsu Kosan Co. Ltd.	147,400	1,068,848 (a)
Imperial Oil Ltd.	17,300	1,217,121
Inpex Corp.	62,300	843,466 (a)
MEG Energy Corp.	34,900	655,706
Shell PLC, LSE	42,747	1,386,787 (a)
TotalEnergies SE	24,053	1,561,890 (a)

Total Energy		8,608,929
Financials — 19.1%
Banks — 9.6%
ABN AMRO Bank NV, CVA	71,316	1,288,812 (a)
AIB Group PLC	172,925	990,569 (a)
Banco de Sabadell SA	458,672	974,097 (a)
Banco Santander SA	431,554	2,211,225 (a)
Barclays PLC	480,597	1,443,993 (a)
BNP Paribas SA	29,785	2,043,898 (a)
Commonwealth Bank of Australia	5,174	482,609 (a)
Erste Group Bank AG	17,364	951,521 (a)
Hana Financial Group Inc.	13,890	623,271 (a)
HSBC Holdings PLC	208,354	1,869,149 (a)
ING Groep NV	96,445	1,749,804 (a)
Intesa Sanpaolo SpA	431,559	1,847,374 (a)
Lloyds Banking Group PLC	1,130,715	889,073 (a)
Mitsubishi UFJ Financial Group Inc.	42,500	436,415 (a)
NatWest Group PLC	334,026	1,546,325 (a)
Sumitomo Mitsui Financial Group Inc.	101,700	2,172,986 (a)
UniCredit SpA	63,632	2,793,549 (a)
Total Banks		24,314,670
Capital Markets — 2.0%
3i Group PLC	42,404	1,878,434 (a)
See Notes to Financial Statements.
Franklin International Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Deutsche Bank AG, Registered Shares	67,847	$1,174,546 (a)
Onex Corp.	9,416	659,527
UBS Group AG, Registered Shares	43,734	1,353,307 (a)
Total Capital Markets		5,065,814
Financial Services — 1.4%
EXOR NV	8,451	905,981 (a)
Industrivarden AB, Class A Shares	20,716	766,148 (a)
Investor AB, Class B Shares	63,979	1,971,591 (a)
Total Financial Services		3,643,720
Insurance — 6.1%
Aegon Ltd.	197,081	1,265,876 (a)
Allianz SE, Registered Shares	9,022	2,967,509 (a)
Aviva PLC	138,903	899,642 (a)
Fairfax Financial Holdings Ltd.	900	1,136,384
Japan Post Insurance Co. Ltd.	41,300	758,521 (a)
Manulife Financial Corp.	34,949	1,032,875
Medibank Pvt. Ltd.	310,906	784,402 (a)
MS&AD Insurance Group Holdings Inc.	68,300	1,605,336 (a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,215	1,771,608 (a)
NN Group NV	21,724	1,083,943 (a)
Sompo Holdings Inc.	50,200	1,131,548 (a)
T&D Holdings Inc.	49,800	878,014 (a)
Total Insurance		15,315,658

Total Financials		48,339,862
Health Care — 13.1%
Biotechnology — 0.2%
Genmab A/S	2,450	593,963 *(a)
Health Care Equipment & Supplies — 1.3%
Hoya Corp.	6,400	886,423 (a)
Koninklijke Philips NV	40,036	1,312,605 *(a)
Sonova Holding AG, Registered Shares	2,705	974,329 (a)
Total Health Care Equipment & Supplies		3,173,357
Pharmaceuticals — 11.6%
AstraZeneca PLC	13,777	2,146,270 (a)
Chugai Pharmaceutical Co. Ltd.	34,500	1,672,253 (a)
Daiichi Sankyo Co. Ltd.	53,700	1,773,838 (a)
GSK PLC	103,636	2,110,134 (a)
Hikma Pharmaceuticals PLC	23,837	609,981 (a)
Ipsen SA	5,557	684,514 (a)
See Notes to Financial Statements.

Franklin International Equity Fund 2024 Annual Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Novartis AG, Registered Shares	40,865	$4,705,293 (a)
Novo Nordisk A/S, Class B Shares	57,222	6,787,188 (a)
Otsuka Holdings Co. Ltd.	21,500	1,221,181 (a)
Recordati Industria Chimica e Farmaceutica SpA	11,841	670,038 (a)
Roche Holding AG	11,488	3,676,358 (a)
Sanofi SA	13,889	1,599,170 (a)
Shionogi & Co. Ltd.	62,400	894,453 (a)
Teva Pharmaceutical Industries Ltd., ADR	41,980	756,480 *
Total Pharmaceuticals		29,307,151

Total Health Care		33,074,471
Industrials — 16.8%
Aerospace & Defense — 2.3%
Airbus SE	2,948	431,458 (a)
BAE Systems PLC	103,636	1,720,573 (a)
Kongsberg Gruppen ASA	10,351	1,011,080 (a)
Leonardo SpA	36,274	811,859 (a)
Rolls-Royce Holdings PLC	249,100	1,763,003 *(a)
Total Aerospace & Defense		5,737,973
Building Products — 1.2%
Cie de Saint-Gobain SA	23,084	2,105,319 (a)
TOTO Ltd.	25,400	944,816 (a)
Total Building Products		3,050,135
Commercial Services & Supplies — 0.3%
TOPPAN Holdings Inc.	24,000	714,296 (a)
Construction & Engineering — 0.8%
ACS Actividades de Construccion y Servicios SA	27,128	1,252,151 (a)
Eiffage SA	8,745	844,467 (a)
Total Construction & Engineering		2,096,618
Electrical Equipment — 1.1%
ABB Ltd., Registered Shares	37,310	2,164,563 (a)
Schneider Electric SE	1,930	508,764 (a)
Total Electrical Equipment		2,673,327
Industrial Conglomerates — 1.9%
Hitachi Ltd.	107,700	2,855,918 (a)
Siemens AG, Registered Shares	4,917	994,748 (a)
Swire Pacific Ltd., Class A Shares	114,400	975,526 (a)
Total Industrial Conglomerates		4,826,192
Machinery — 3.8%
Atlas Copco AB, Class A Shares	53,994	1,046,426 (a)
GEA Group AG	22,559	1,106,441 (a)
See Notes to Financial Statements.
Franklin International Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Knorr-Bremse AG	11,332	$1,009,736 (a)
Makita Corp.	41,500	1,401,935 (a)
Mitsubishi Heavy Industries Ltd.	116,100	1,734,998 (a)
Rational AG	841	858,618 (a)
Trelleborg AB, Class B Shares	32,741	1,260,231 (a)
Wartsila oyj Abp	56,397	1,261,978 (a)
Total Machinery		9,680,363
Marine Transportation — 0.7%
Kawasaki Kisen Kaisha Ltd.	58,300	908,868 (a)
Nippon Yusen KK	25,500	936,655 (a)
Total Marine Transportation		1,845,523
Passenger Airlines — 0.3%
Singapore Airlines Ltd.	125,100	660,391 (a)
Professional Services — 2.4%
Recruit Holdings Co. Ltd.	32,300	1,962,303 (a)
RELX PLC	50,215	2,370,967 (a)
Wolters Kluwer NV	10,176	1,716,404 (a)
Total Professional Services		6,049,674
Trading Companies & Distributors — 1.6%
AerCap Holdings NV	12,514	1,185,326
Howden Joinery Group PLC	98,390	1,195,664 (a)
Mitsubishi Corp.	48,800	1,014,057 (a)
Russel Metals Inc.	20,300	616,002
Total Trading Companies & Distributors		4,011,049
Transportation Infrastructure — 0.4%
Aena SME SA	4,462	980,192 (a)

Total Industrials		42,325,733
Information Technology — 9.9%
Electronic Equipment, Instruments & Components — 1.0%
TDK Corp.	96,500	1,232,723 (a)
Yokogawa Electric Corp.	49,700	1,273,556 (a)
Total Electronic Equipment, Instruments & Components		2,506,279
IT Services — 0.7%
Otsuka Corp.	31,200	770,543 (a)
Wix.com Ltd.	6,135	1,025,588 *
Total IT Services		1,796,131
Semiconductors & Semiconductor Equipment — 4.0%
ASM International NV	1,764	1,163,816 (a)
ASML Holding NV	6,515	5,419,572 (a)
Disco Corp.	3,000	790,283 (a)
See Notes to Financial Statements.

Franklin International Equity Fund 2024 Annual Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
STMicroelectronics NV	23,837	$711,877 (a)
Tokyo Electron Ltd.	11,500	2,050,861 (a)
Total Semiconductors & Semiconductor Equipment		10,136,409
Software — 3.0%
Check Point Software Technologies Ltd.	9,322	1,797,375 *
Monday.com Ltd.	3,420	949,973 *
Sage Group PLC	62,181	854,133 (a)
SAP SE	17,058	3,901,721 (a)
Total Software		7,503,202
Technology Hardware, Storage & Peripherals — 1.2%
Brother Industries Ltd.	50,500	990,428 (a)
Logitech International SA, Registered Shares	15,693	1,405,477 (a)
Seiko Epson Corp.	33,600	621,555 (a)
Total Technology Hardware, Storage & Peripherals		3,017,460

Total Information Technology		24,959,481
Materials — 6.2%
Chemicals — 2.9%
Air Liquide SA	4,582	884,831 (a)
Evonik Industries AG	43,797	1,025,261 (a)
Givaudan SA, Registered Shares	211	1,157,661 (a)
Nitto Denko Corp.	58,000	976,040 (a)
Orica Ltd.	50,932	650,603 (a)
Shin-Etsu Chemical Co. Ltd.	58,000	2,423,843 (a)
Solvay SA	5,348	209,509 (a)
Total Chemicals		7,327,748
Construction Materials — 0.5%
Heidelberg Materials AG	12,437	1,354,885 (a)
Metals & Mining — 2.2%
BHP Group Ltd.	31,091	965,256 (a)
BlueScope Steel Ltd.	56,018	855,111 (a)
Dundee Precious Metals Inc.	86,758	878,838
Evraz PLC	161,909	0 *(a)(b)(c)
Fortescue Ltd.	60,879	858,673 (a)
Kinross Gold Corp.	97,500	913,398
Rio Tinto PLC	13,890	986,018 (a)
Total Metals & Mining		5,457,294
Paper & Forest Products — 0.6%
Mondi PLC	75,005	1,430,759 (a)

Total Materials		15,570,686
See Notes to Financial Statements.
Franklin International Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
September 30, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Real Estate — 1.3%
Real Estate Management & Development — 0.7%
	Daiwa House Industry Co. Ltd.	30,700	$966,313 (a)
	Mitsubishi Estate Co. Ltd.	46,500	734,434 (a)
	Total Real Estate Management & Development		1,700,747
Residential REITs — 0.3%
	Boardwalk Real Estate Investment Trust	13,104	829,967
Retail REITs — 0.3%
	Klepierre SA	26,600	871,575 (a)

Total Real Estate			3,402,289
Utilities — 3.7%
Electric Utilities — 1.7%
	Endesa SA	28,939	632,225 (a)
	Iberdrola SA	147,532	2,280,719 (a)
	Kansai Electric Power Co. Inc.	83,100	1,377,205 (a)
	Total Electric Utilities		4,290,149
Gas Utilities — 0.8%
	Osaka Gas Co. Ltd.	42,000	947,189 (a)
	Tokyo Gas Co. Ltd.	42,500	989,957 (a)
	Total Gas Utilities		1,937,146
Multi-Utilities — 1.2%
	Centrica PLC	585,937	916,489 (a)
	E.ON SE	51,819	771,685 (a)
	Engie SA	80,318	1,388,876 (a)
	Total Multi-Utilities		3,077,050

Total Utilities			9,304,345
Total Investments before Short-Term Investments (Cost — $209,715,592)			247,212,855
	Rate
Short-Term Investments — 1.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,647,795)	4.787%	3,647,795	3,647,795 (d)
Total Investments — 99.3% (Cost — $213,363,387)			250,860,650
Other Assets in Excess of Liabilities — 0.7%			1,721,713
Total Net Assets — 100.0%			$252,582,363

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Annual Report

 Franklin International Equity Fund
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
CVA	—	Certificaaten van aandelen (Share Certificates)
LSE	—	London Stock Exchange

Summary of Investments by Country# (unaudited)
Japan	23.0%
United Kingdom	12.1
Germany	8.3
France	8.2
Netherlands	7.5
United States	5.5
Switzerland	5.4
Canada	5.0
Spain	4.5
Denmark	3.7
Italy	2.9
Australia	2.7
Sweden	2.0
Israel	1.4
Singapore	1.0
Norway	1.0
Austria	1.0
Hong Kong	0.9
Ireland	0.9
South Korea	0.5
Finland	0.5
Jordan	0.2
China	0.2
Belgium	0.1
Russia	0.0 ‡
Short-Term Investments	1.5
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2024, and are subject to change.
‡	Represents less than 0.1%.
See Notes to Financial Statements.
Franklin International Equity Fund 2024 Annual Report

Statement of Assets and Liabilities
September 30, 2024

Assets:
Investments, at value (Cost — $213,363,387)	$250,860,650
Dividends receivable	1,487,323
European Union tax reclaims receivable (Note 1)	373,490
Receivable for Fund shares sold	363,184
Other assets	137,284
Prepaid expenses	36,837
Total Assets	253,258,768
Liabilities:
Trustees’ fees payable	139,890
Investment management fee payable	139,553
Payable for Fund shares repurchased	131,298
European Union tax reclaim contingent fees payable (Note 1)	122,406
Fund accounting fees payable	43,627
Audit and tax fees payable	43,579
Service and/or distribution fees payable	10,855
Foreign currency due to custodian, at value (Cost — $3,392)	3,510
Accrued expenses	41,687
Total Liabilities	676,405
Total Net Assets	$252,582,363
Net Assets:
Par value (Note 7)	$129
Paid-in capital in excess of par value	202,245,881
Total distributable earnings (loss)	50,336,353
Total Net Assets	$252,582,363
See Notes to Financial Statements.

Franklin International Equity Fund 2024 Annual Report

Net Assets:
Class A	$39,344,924
Class C	$2,267,075
Class FI	$2,709,679
Class R	$1,724,905
Class I	$54,682,558
Class IS	$151,853,222
Shares Outstanding:
Class A	2,093,159
Class C	117,997
Class FI	136,952
Class R	87,043
Class I	2,765,929
Class IS	7,700,920
Net Asset Value:
Class A (and redemption price)	$18.80
Class C*	$19.21
Class FI (and redemption price)	$19.79
Class R (and redemption price)	$19.82
Class I (and redemption price)	$19.77
Class IS (and redemption price)	$19.72
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$19.89

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Franklin International Equity Fund 2024 Annual Report

Statement of Operations
For the Year Ended September 30, 2024

Investment Income:
Dividends	$8,041,445
European Union tax reclaims (Note 1)	171,255
Less: Foreign taxes withheld	(704,946)
Total Investment Income	7,507,754
Expenses:
Investment management fee (Note 2)	1,766,561
Service and/or distribution fees (Notes 2 and 5)	112,632
Registration fees	103,001
Fund accounting fees	101,798
Transfer agent fees (Notes 2 and 5)	78,829
European Union tax reclaim contingent fees (Note 1)	55,208
Audit and tax fees	43,079
Legal fees	32,262
Custody fees	20,668
Shareholder reports	16,844
Trustees’ fees	12,746
Interest expense	2,732
Commitment fees (Note 8)	2,228
Insurance	1,294
Fees recaptured by investment manager (Note 2)	22
Miscellaneous expenses	13,106
Total Expenses	2,363,010
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(114,684)
Net Expenses	2,248,326
Net Investment Income	5,259,428
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	14,721,074
Futures contracts	(203,396)
Foreign currency transactions	3,383
Net Realized Gain	14,521,061
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	28,588,264
Foreign currencies	63,671
Change in Net Unrealized Appreciation (Depreciation)	28,651,935
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	43,172,996
Increase in Net Assets From Operations	$48,432,424
See Notes to Financial Statements.

Franklin International Equity Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended September 30,	2024	2023
Operations:
Net investment income	$5,259,428	$3,815,458
Net realized gain (loss)	14,521,061	(2,017,425)
Change in net unrealized appreciation (depreciation)	28,651,935	36,031,601
Increase in Net Assets From Operations	48,432,424	37,829,634
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,500,005)	(6,103,550)
Decrease in Net Assets From Distributions to Shareholders	(5,500,005)	(6,103,550)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	113,846,363	36,397,188
Reinvestment of distributions	5,475,273	6,076,652
Cost of shares repurchased	(87,913,068)	(25,850,236)
Increase in Net Assets From Fund Share Transactions	31,408,568	16,623,604
Increase in Net Assets	74,340,987	48,349,688
Net Assets:
Beginning of year	178,241,376	129,891,688
End of year	$252,582,363	$178,241,376
See Notes to Financial Statements.
Franklin International Equity Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.61	$12.51	$17.51	$14.16	$14.86
Income (loss) from operations:
Net investment income	0.33	0.32	0.42	0.28	0.21
Net realized and unrealized gain (loss)	3.29	3.35	(4.36)	3.31	(0.55)
Total income (loss) from operations	3.62	3.67	(3.94)	3.59	(0.34)
Less distributions from:
Net investment income	(0.43)	(0.55)	(0.33)	(0.24)	(0.28)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(0.43)	(0.57)	(1.06)	(0.24)	(0.36)
Net asset value, end of year	$18.80	$15.61	$12.51	$17.51	$14.16
Total return[2]	23.66%	29.73%	(23.94)%	25.53%	(2.44)%
Net assets, end of year (000s)	$39,345	$25,935	$19,460	$26,636	$25,030
Ratios to average net assets:
Gross expenses	1.29%[3]	1.38%[3]	1.28%	1.29%	1.30%
Net expenses[4,5]	1.24 [3]	1.26 [3]	1.24	1.24	1.24
Net investment income	1.92	2.14	2.70	1.68	1.45
Portfolio turnover rate	63%	34%	33%[6]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.26%
and 1.22%, respectively, for the year ended September 30, 2024 and 1.32% and 1.20%, respectively, for the year ended September 30, 2023.

[4]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%.
This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of
Trustees’ consent. Prior to May 21, 2021, the expense limitation was 1.30%.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin International Equity Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.91	$12.73	$17.76	$14.35	$14.90
Income (loss) from operations:
Net investment income	0.18	0.19	0.30	0.13	0.08
Net realized and unrealized gain (loss)	3.38	3.42	(4.44)	3.37	(0.55)
Total income (loss) from operations	3.56	3.61	(4.14)	3.50	(0.47)
Less distributions from:
Net investment income	(0.26)	(0.41)	(0.16)	(0.09)	—
Net realized gains	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(0.26)	(0.43)	(0.89)	(0.09)	(0.08)
Net asset value, end of year	$19.21	$15.91	$12.73	$17.76	$14.35
Total return[2]	22.61%	28.59%	(24.50)%	24.49%	(3.14)%
Net assets, end of year (000s)	$2,267	$2,013	$2,057	$3,132	$3,955
Ratios to average net assets:
Gross expenses	2.14%[3]	2.22%[3,4]	2.11%	2.09%	2.05%
Net expenses[5,6]	2.08 [3]	2.11 [3,4]	2.05	2.04	1.99
Net investment income	0.99	1.20	1.87	0.75	0.55
Portfolio turnover rate	63%	34%	33%[7]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 2.11%
and 2.05%, respectively, for the year ended September 30, 2024 and 2.17% and 2.05%, respectively, for the year ended September 30, 2023.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin International Equity Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.40	$13.11	$18.30	$14.77	$15.48
Income (loss) from operations:
Net investment income	0.33	0.33	0.43	0.27	0.20
Net realized and unrealized gain (loss)	3.48	3.51	(4.57)	3.47	(0.57)
Total income (loss) from operations	3.81	3.84	(4.14)	3.74	(0.37)
Less distributions from:
Net investment income	(0.42)	(0.53)	(0.32)	(0.21)	(0.26)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(0.42)	(0.55)	(1.05)	(0.21)	(0.34)
Net asset value, end of year	$19.79	$16.40	$13.11	$18.30	$14.77
Total return[2]	23.62%	29.68%	(23.98)%	25.52%	(2.49)%
Net assets, end of year (000s)	$2,710	$2,127	$1,808	$2,897	$3,639
Ratios to average net assets:
Gross expenses	1.33%[3]	1.43%[3]	1.33%	1.31%	1.33%
Net expenses[4,5]	1.28 [3]	1.31 [3]	1.28	1.26	1.27
Net investment income	1.79	2.08	2.62	1.57	1.36
Portfolio turnover rate	63%	34%	33%[6]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.30%
and 1.26%, respectively, for the year ended September 30, 2024 and 1.37% and 1.25%, respectively, for the year ended September 30, 2023.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin International Equity Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.42	$13.14	$18.17	$14.69	$15.38
Income (loss) from operations:
Net investment income	0.29	0.28	0.37	0.20	0.16
Net realized and unrealized gain (loss)	3.47	3.52	(4.55)	3.46	(0.56)
Total income (loss) from operations	3.76	3.80	(4.18)	3.66	(0.40)
Less distributions from:
Net investment income	(0.36)	(0.50)	(0.12)	(0.18)	(0.21)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(0.36)	(0.52)	(0.85)	(0.18)	(0.29)
Net asset value, end of year	$19.82	$16.42	$13.14	$18.17	$14.69
Total return[2]	23.24%	29.29%	(24.13)%	25.08%	(2.77)%
Net assets, end of year (000s)	$1,725	$1,094	$919	$1,136	$3,199
Ratios to average net assets:
Gross expenses	1.62%[3,4]	1.73%[3,4]	1.60%[3]	1.62%	1.65%[3]
Net expenses[5,6]	1.57 [3,4]	1.61 [3,4]	1.55 [3]	1.55	1.55 [3]
Net investment income	1.59	1.74	2.28	1.16	1.10
Portfolio turnover rate	63%	34%	33%[7]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.60%
and 1.55%, respectively, for the year ended September 30, 2024 and 1.67% and 1.55%, respectively, for the year ended September 30, 2023.

[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin International Equity Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.39	$13.11	$18.30	$14.78	$15.49
Income (loss) from operations:
Net investment income	0.42	0.39	0.49	0.28	0.25
Net realized and unrealized gain (loss)	3.43	3.50	(4.57)	3.52	(0.56)
Total income (loss) from operations	3.85	3.89	(4.08)	3.80	(0.31)
Less distributions from:
Net investment income	(0.47)	(0.59)	(0.38)	(0.28)	(0.32)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(0.47)	(0.61)	(1.11)	(0.28)	(0.40)
Net asset value, end of year	$19.77	$16.39	$13.11	$18.30	$14.78
Total return[2]	23.98%	30.09%	(23.73)%	25.92%	(2.21)%
Net assets, end of year (000s)	$54,683	$9,397	$5,897	$9,397	$21,116
Ratios to average net assets:
Gross expenses	1.03%[3]	1.12%[3,4]	1.00%[4]	1.01%	1.04%[4]
Net expenses[5,6]	0.97 [3]	1.00 [3,4]	0.95 [4]	0.95	0.95 [4]
Net investment income	2.28	2.46	2.96	1.60	1.72
Portfolio turnover rate	63%	34%	33%[7]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.01%
and 0.95%, respectively, for the year ended September 30, 2024 and 1.07% and 0.95%, respectively, for the year ended September 30, 2023.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin International Equity Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.35	$13.08	$18.27	$14.76	$15.46
Income (loss) from operations:
Net investment income	0.42	0.39	0.49	0.37	0.29
Net realized and unrealized gain (loss)	3.44	3.51	(4.55)	3.43	(0.58)
Total income (loss) from operations	3.86	3.90	(4.06)	3.80	(0.29)
Less distributions from:
Net investment income	(0.49)	(0.61)	(0.40)	(0.29)	(0.33)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)
Total distributions	(0.49)	(0.63)	(1.13)	(0.29)	(0.41)
Net asset value, end of year	$19.72	$16.35	$13.08	$18.27	$14.76
Total return[2]	24.14%	30.14%	(23.65)%	26.02%	(2.06)%
Net assets, end of year (000s)	$151,853	$137,675	$99,750	$206,307	$165,268
Ratios to average net assets:
Gross expenses	0.92%[3]	1.03%[3]	0.90%	0.90%	0.91%[4]
Net expenses[5,6]	0.88 [3]	0.91 [3]	0.85	0.85	0.85 [4]
Net investment income	2.31	2.44	2.94	2.11	1.95
Portfolio turnover rate	63%	34%	33%[7]	41%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.90%
and 0.85%, respectively, for the year ended September 30, 2024 and 0.97% and 0.85%, respectively, for the year ended September 30, 2023.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2025 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin International Equity Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Franklin International Equity Fund 2024 Annual Report

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Franklin International Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$2,081,847	$10,527,059	—	$12,608,906
Consumer Discretionary	2,551,375	24,364,531	—	26,915,906
Consumer Staples	5,380,851	16,721,396	—	22,102,247
Energy	1,872,827	6,736,102	—	8,608,929
Financials	2,828,786	45,511,076	—	48,339,862
Health Care	756,480	32,317,991	—	33,074,471
Industrials	1,801,328	40,524,405	—	42,325,733
Information Technology	3,772,936	21,186,545	—	24,959,481
Materials	1,792,236	13,778,450	$0 **	15,570,686
Real Estate	829,967	2,572,322	—	3,402,289
Utilities	—	9,304,345	—	9,304,345
Total Long-Term Investments	23,668,633	223,544,222	0 **	247,212,855
Short-Term Investments†	3,647,795	—	—	3,647,795
Total Investments	$27,316,428	$223,544,222	$0 **	$250,860,650

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
**	Amount represents less than $1.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

Franklin International Equity Fund 2024 Annual Report

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign
Franklin International Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Franklin International Equity Fund 2024 Annual Report

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(2,386,108)	$2,386,108
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Franklin International Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 66 2/3% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.05%, 1.30%, 1.55%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the year ended September 30, 2024, fees waived and/or expenses reimbursed amounted to $114,684.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin International Equity Fund 2024 Annual Report

Pursuant to these arrangements, at September 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2025	$10,789	$1,656	$1,112	$468	$3,592	$76,763
Expires September 30, 2026	28,720	2,686	2,585	1,295	9,679	146,026
Expires September 30, 2027	15,127	1,248	1,097	589	16,869	79,754
Total fee waivers/expense reimbursements subject to recapture	$54,636	$5,590	$4,794	$2,352	$30,140	$302,543
For the year ended September 30, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class R
FTFA recaptured	$22
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended September 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $7,291 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended September 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$13,209	—
CDSCs	182	$68
Franklin International Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of September 30, 2024, Franklin Resources and its affiliates owned 48% of the Fund.
3. Investments
During the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$172,384,887
Sales	143,613,939
At September 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$215,727,990	$43,077,819	$(7,945,159)	$35,132,660
4. Derivative instruments and hedging activities
At September 30, 2024, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2024. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(203,396)

Franklin International Equity Fund 2024 Annual Report

During the year ended September 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$663,831

†	At September 30, 2024, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended September 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$80,558	$36,006
Class C	19,954	4,243
Class FI	5,843	3,566
Class R	6,277	2,449
Class I	—	32,175
Class IS	—	390
Total	$112,632	$78,829
For the year ended September 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$15,127
Class C	1,248
Class FI	1,097
Class R	589
Class I	16,869
Class IS	79,754
Total	$114,684
Franklin International Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
6. Distributions to shareholders by class

	Year Ended September 30, 2024	Year Ended September 30, 2023
Net Investment Income:
Class A	$745,569	$849,676
Class C	29,769	63,998
Class FI	53,524	72,997
Class R	22,097	35,828
Class I	370,313	264,327
Class IS	4,278,733	4,643,034
Total	$5,500,005	$5,929,860
Net Realized Gains:
Class A	—	$26,775
Class C	—	2,729
Class FI	—	2,371
Class R	—	1,229
Class I	—	7,770
Class IS	—	132,816
Total	—	$173,690
7. Shares of beneficial interest
At September 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	652,351	$11,295,125	282,471	$4,333,380
Shares issued on reinvestment	44,892	728,599	60,061	857,667
Shares repurchased	(265,611)	(4,573,136)	(236,813)	(3,580,074)
Net increase	431,632	$7,450,588	105,719	$1,610,973
Class C
Shares sold	48,252	$871,658	27,773	$435,714
Shares issued on reinvestment	1,762	29,425	4,513	66,164
Shares repurchased	(58,543)	(1,027,935)	(67,386)	(1,055,935)
Net decrease	(8,529)	$(126,852)	(35,100)	$(554,057)

Franklin International Equity Fund 2024 Annual Report

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class FI
Shares sold	15,624	$301,152	2,257	$37,294
Shares issued on reinvestment	3,044	52,015	4,883	73,301
Shares repurchased	(11,390)	(202,565)	(15,386)	(254,722)
Net increase (decrease)	7,278	$150,602	(8,246)	$(144,127)
Class R
Shares sold	34,298	$631,035	15,609	$251,913
Shares issued on reinvestment	1,288	22,097	2,461	37,057
Shares repurchased	(15,145)	(267,658)	(21,415)	(347,328)
Net increase (decrease)	20,441	$385,474	(3,345)	$(58,358)
Class I
Shares sold	2,539,810	$47,392,829	196,251	$3,178,064
Shares issued on reinvestment	21,398	364,404	17,822	266,613
Shares repurchased	(368,667)	(6,775,943)	(90,523)	(1,462,342)
Net increase	2,192,541	$40,981,290	123,550	$1,982,335
Class IS
Shares sold	2,996,691	$53,354,564	1,680,001	$28,160,823
Shares issued on reinvestment	252,135	4,278,733	320,312	4,775,850
Shares repurchased	(3,970,587)	(75,065,831)	(1,205,184)	(19,149,835)
Net increase (decrease)	(721,761)	$(17,432,534)	795,129	$13,786,838
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended September 30, 2024.
Franklin International Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended September 30, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$5,500,005	$5,929,958
Net long-term capital gains	—	173,592
Total distributions paid	$5,500,005	$6,103,550
As of September 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$7,117,952
Undistributed long-term capital gains — net	7,787,149
Total undistributed earnings	$14,905,101
Other book/tax temporary differences(a)	251,086
Unrealized appreciation (depreciation)(b)	35,180,166
Total distributable earnings (loss) — net	$50,336,353

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

10. Other matter
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that

Franklin International Equity Fund 2024 Annual Report

may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at September 30, 2024.
Franklin International Equity Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of Franklin International Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin International Equity Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
November 14, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin International Equity Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$1,512,417
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$6,818,605
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended September 30, 2024:

Foreign Taxes Paid	$647,240
Foreign Source Income Earned	$5,907,409
Franklin International Equity Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Franklin International Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin International Equity Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process.  Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the
Franklin International Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
proposed continuation of the Agreements.  The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review.  In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks

Franklin International Equity Fund

associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as international multi-cap core funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median performance of the funds in the Performance Universe for each period, and ranked in the first quintile of the funds in the Performance Universe for the 1- and 3-year periods.
Franklin International Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers.  The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 16 international multi-cap core funds (including the

Franklin International Equity Fund

Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of international multi-cap core funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was at the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe.  The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2025.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
Franklin International Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin International Equity Fund

Franklin
International Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien*
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC**
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
**
Formerly known as Legg Mason Partners Fund Advisor, LLC.
Franklin International Equity Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
Franklin International Equity Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin International Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90067-AFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 21, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 21, 2024